Note 14 - Retirement and Pension Plans	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
14.	RETIREMENT AND PENSION PLANS

The Company has a savings plan that qualifies under Section
401(k)
of the US Internal Revenue Code. Participating employees
may
defer up to the US Internal Revenue Service statutory limit amounts of pretax salary. The Company may
make voluntary contributions to the savings plan but has made no contributions since the inception of the savings plan in
1997.

The Company also participates in mandatory pension funds and social insurance schemes, if applicable, for employees in jurisdictions in which other subsidiaries or offices are located to comply with local statutes and practices. For the years ended
December
31,
2016,
2015,
and
2014,
pension costs charged to income in relation to the contributions to these schemes were
$984,000
$1,152,000,
and
$1,328,000,
respectively. The Company adopted a defined benefit pension plan and established an employee pension fund committee for certain employees of O
2
Micro-Taiwan who are subject to the Taiwan Labor Standards Law (“Labor Law”) to comply with local requirements. This benefit pension plan provides benefits based on years of service and average salary computed based on the final six
months of employment. The Labor Law requires the Company to contribute between
2%
to
15%
of employee salaries to a government specified plan, which the Company currently makes monthly contributions equal to
2%
of employee salaries. Contributions are required to be deposited in the name of the employee pension fund committee with the Bank of Taiwan.

The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Labor Standards Law. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of
December
31,
2016
and
2015,
the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two
-year time deposit published by the local banks and the government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not fully made available to the companies by the government. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets.

The percentage of major category of plan assets as of
December
2016
and
2015
were as follows:

	December 31
	2016	2015

Cash	18%	17%
Debt securities	30%	30%
Equity securities	45%	50%

Changes in projected benefit obligation and plan assets for the years ended
December
31,
2016
and
2015
were as follows:

(In Thousands)

	Years Ended December 31
	2016	2015	2014

Projected benefit obligation, beginning of the year	$838	$838	$933
Service cost	3	3	3
Interest cost	13	16	17
Benefits paid	-	-	-
Actuarial (gain) loss	8	11	(61)
Effect of changes in foreign exchange rate	15	(30)	(54)

Projected benefit obligation, end of the year	$877	$838	$838

Fair value of plan assets, beginning of the year	$566	$545	$542
Employer contributions	16	27	24
Actual return on plan assets	4	14	12
Effect of changes in foreign exchange rate	10	(20)	(33)

Fair value of plan assets, end of the year	$596	$566	$545

The component of net periodic benefit cost was as follows:

(In Thousands)

	Years Ended December 31
	2016	2015	2014

Service cost	$3	$3	$3
Interest cost	13	16	17
Expected return on plan assets	(10)	(9)	(9)
Amortization of net pension loss	1	6	6

Net periodic benefit cost	$7	$16	$17

The funded status of the plan was as follows:
(In Thousands)

	December 31
	2016	2015

Accumulated benefit obligation	$(714)	$(672)

Project benefit obligation	(877)	(838)
Plan assets at fair value	596	566

Funded status of the plan	$(281)	$(272)

The actuarial assumptions to determine the benefit obligations were as follows:

	December 31
	2016	2015

Discount rate	1.5%	1.5%
Rate of compensation increases	2.0%	2.0%

The actuarial assumptions to determine the net periodic benefit cost were as follows:

	Years Ended December 31
	2016	2015	2014

Discount rate	1.5%	2.0%	2.0%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	1.8%	1.8%

The expected long-term rate of return shown for the plan assets was weighted to reflect a two
-year deposit interest rate of local banking institutions.

Estimated future benefit payments are as follows:

(In Thousands)

Year

2017	$13
2018	20
2019	15
2020	37
2021 and thereafter	389